EQUITY - Acquisition of remaining publicly held interest in residential mortgage insurer (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Ownership change gain in the equity accounts	[1]	$ 121	$ (1,857)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.